Shareholders’ Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10 - SHAREHOLDERS’ EQUITY:

a.	Share capital

The share capital as of December 31, 2024 and 2023, is composed of as follows:

	Number of shares
	Authorized		Issued and outstanding
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Ordinary shares, NIS 0.01 par value	50,000,000	50,000,000	707,463	254,843

The ordinary shares entitle their holders: to receive notices of, and to attend, general meetings where each ordinary share shall have one vote for all purposes; to share distributions as may be declared by the Board of Directors of the Company and approved by the shareholders, if required; and, upon liquidation or dissolution - to participate in the distribution of the assets of the Company after payment of all debts and other liabilities of the Company, in accordance with the terms of the Company’s Articles of Association.

(1)	In 2022, the Company issued 58 ordinary shares, upon exercise of employees’ options.

(2)	In September 2022, the Company completed its IPO whereby the Company issued and sold in connection with the closing of the IPO 46,875 units, each consisting of one ordinary share and two warrants to purchase one ordinary share each. In addition, the underwriter exercised its over-allotment option with respect to 14,062 warrants to purchase 14,062 ordinary shares.

The warrants were exercisable immediately upon issuance, at an exercise price of $320.00 per ordinary share and are exercisable until September 12, 2027. On September 16, 2022, 500 warrants were exercised into 500 ordinary shares. On December 14, 2022, the exercise price of the warrants was adjusted to $160.00 per ordinary share.

In connection with the IPO, the Company received gross proceeds of approximately $16.0 million, before deducting underwriting discounts and commissions and before offering expenses ($14.9 million net proceeds after deducting approximately $1.1 million of underwriting discounts and commissions and approximately $13.3 million after other IPO expenses).

(3)	During 2022, the Company entered into a simple agreement for future equity (the “SAFEs”) for $500 thousand with 5 investors, $100 thousand each, of which $400 thousand were converted to 1,477 ordinary shares and $100 thousand of one investor were paid back in cash upon the closing of the IPO. Those SAFEs were not mandatorily redeemable, nor redeemable at the option of the holder after a specified date, but in an Equity Financing (as defined in the SAFEs) which under current liquidity circumstances constitutes a redemption event outside of the Company’s control. The Company issued to each SAFE investor a warrant to purchase ordinary shares of the Company with an exercise price of $507.60 per share in such offering for an aggregate amount of up to $25 thousand (exercisable for a total of 197 ordinary shares, until the earlier of: (i) eighteen (18) months from January 2022; or (ii) in a change of control event, which generally covers (a) a transaction in which any person or group becomes the beneficial owner, directly or indirectly, of more than 50% of the Company’s outstanding voting securities with the right to vote for the election of members of the Company’s Board of Directors, or (b) any reorganization, merger or consolidation of the Company, or (c) a sale, lease or other disposition of all or substantially all of the Company’s assets).

(4)	During September 2022, investors exercised 500 warrants into ordinary shares.

(5)	In June 2023, 9,052 warrants were exercised into 9,052 ordinary shares at an exercise price of $160.00 per ordinary share.

(6)	On November 13, 2023, the Company completed a public offering of its securities, whereby the Company issued and sold 55,556 ordinary shares. The Company received gross proceeds of approximately $2 million, before deducting underwriting discounts and commissions and before offering expenses ($1.7 million net proceeds after deducting underwriting discounts and commissions and other expenses).

(7)	During 2024, the Company issued 307,175 ordinary shares pursuant to the SEPA for net proceeds of $4.4 million (See also Note 6).

(8)

On November 27, 2024, the Company completed a registered direct offering and concurrent private placement, for the issuance and sale of 63,000 ordinary shares, 142,500 pre-funded warrants to purchase up to 142,500 ordinary shares in the registered direct offering, and warrants to purchase up to 205,500 ordinary shares in the concurrent private placement at a combined purchase price of $9.00 per ordinary share. During December 2024, 64,500 pre-funded warrants were exercised into 64,500 ordinary shares.

The warrants issued pursuant to the concurrent private placement have an exercise price of $10.00 per ordinary share, are immediately exercisable and expire five years following the date of issuance. The Company received gross proceeds of approximately $1.85 million, before deducting underwriting discounts and commissions and before offering expenses ($1.58 million net proceeds after deducting underwriting discounts and commissions and other expenses). See also note 13.b.

(9)	In December 2024, the Company issued 9,765 ordinary shares to a service provider in return for marketing services.
b.	Share-based compensation

In 2015, the Company’s Board of Directors adopted the 2015 Share Option Plan (the “2015 Plan”), with 12,910 options available for grant, and through December 31, 2021, the Company’s Board of Directors approved, in the aggregate, an increase of 10,000 options available for grant, for allocation to existing and future employees, consultants and directors of the Company and/or its Subsidiary, such that, there are 22,910 ordinary shares reserved under the 2015 Plan (including those that were exercised into ordinary shares).

On December 15, 2022, the Company’s Board of Directors approved an increase of a total of 5,308 ordinary shares underlying options available for grant, for allocation to existing and future employees, consultants and directors of the Company and/or its Subsidiary, such that there are 28,218 ordinary shares underlying options granted (including options that were exercised into ordinary shares) or reserved for future issuance under the 2015 Plan.

On August 23, 2023, the Company’s Board of Directors approved an increase of a total of 11,639 ordinary shares underlying options available for grant, for allocation to existing and future employees, consultants and directors of the Company and/or its Subsidiary, such that there are 39,857 ordinary shares underlying options granted (including options that were exercised into ordinary shares) or reserved for future issuance under the 2015.

On August 15, 2024, the Company’s Board of Directors approved the Company’s 2024 Global Equity Incentive Plan (the “Incentive Plan”), which provides for the issuance of up to 57,132 ordinary shares. The Incentive Plan is subject to the approval of the Israeli Tax Authorities. In addition, the Incentive Plan includes an annex that governs the grants of awards to employees and other service providers who are citizens or resident aliens of the United States, subject to the approval of the Company’s shareholders. The Plan was approved at the shareholders meeting held on September 26, 2024. On December 20, 2024, the Company’s Board of Directors approved an increase in the number of ordinary shares reserved for the Incentive Plan to 141,492.

The Incentive Plan provides for the grant of options, shares, restricted shares or restricted share units (“RSUs”) to employees, non-employee directors, consultants, advisors, or service providers of the Company, as well as employees, non-employee directors, consultants, advisors, or service providers of any affiliate of the Company.

On August 15, 2024, the Company’s Board of Directors approved the Company’s 2024 Employee Stock Purchase Plan (the “ESPP”), which provides for the issuance of up to 62,500 ordinary shares and includes an annex that governs the grants of awards to employees who are residents of the State of Israel. The ESPP is subject to the approval of the Company’s shareholders. The ESPP was approved at the shareholders meeting held on September 26, 2024. Generally, all the Company’s employees will be eligible to participate in the ESPP if they are employed by the Company, or employees of any participating subsidiary, provided that they have been employed by the Company or subsidiary for more than five months in a calendar year. The ESPP permits participants to purchase ordinary shares through payroll deductions in an amount equal to a whole percentage of from one to 15% of their ESPP eligible compensation (or such other limited established by the administrator in accordance with the terms of our ESPP) in an offering. The purchase price of the shares will be determined by the Compensation Committee of the Board of Directors in accordance with the terms of the ESPP, but the option price shall not be less than the lesser of 85 percent of the fair market value of the shares on the offering date, or 85 percent of the fair market value of the shares on the exercise date., there have been no issuances under the ESPP as of December 31, 2024

As of March 19, 2025, the Company had 9,208 ordinary shares reserved for future issuance under the 2015 Plan.

Options to employees

Below is a summary of the Company’s options activity and related information with respect to options granted to employees during the years ended December 31, 2024 and 2023:

	Year ended December 31,		Year ended December 31,
	2024		2023
	Amount of options	Weighted average exercise price	Amount of options	Weighted average exercise price

Outstanding - beginning of the year	18,184	$62.16	12,353	$45.04
Granted	**4,187	$21.76	*5,894	$97.92
Exercised	-	$-	-	$-
Expired or forfeited	(62)	$105.60	(62)	$53.12

Outstanding - end of the year	22,309	$54.48	18,184	$62.16

Exercisable at end of year	18,082	$46.56	11,114	$48.96

The weighted-average grant date fair value of stock-based awards granted was $21.76, $97.92 and $14.72 per share during the years ended December 31, 2024, December 31, 2023 and December 31, 2022.

The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following the termination of employment.

On August 15, 2024, the Company’s Board of Directors approved the allocation and / or grant of additional options to purchase up to 2,187 ordinary shares to certain directors, officers and employees, with an exercise price of $34.40 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following the termination of respective employment or services. The fair value of each option as of the grant date was $15.60, determined using the Black-Scholes option pricing model and the total expenses of approximately $34 thousand will be expensed over the option vesting periods of three years. The options allocated to the Company’s Chief Executive Officer and Chief Scientific Officer were also approved in the shareholders meeting held on September 26, 2024.

On December 25, 2024, the Company’s Board of Directors approved the grant of additional options to purchase up to 2,000 ordinary shares to certain employees, with an exercise price of $7.63 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following the termination of respective employment or services. The fair value of each option as of the grant date was $4.32, determined using the Black-Scholes option pricing model and the total expenses of approximately $9 thousand will be expensed over the option vesting periods of three years

The following weighted-average assumptions were used in determining the most recent fair values of stock options using the Black-Scholes valuation model:

2024

Expected dividend yield	0%
Expected stock price volatility	55.0%
Risk free interest rate	4.10%
Expected life of options	6.25

*	Including the grant of 1,500 options to purchase up to 1,500 ordinary shares to directors, as approved by the Company’s shareholders on November 30, 2023, with an exercise price of $105.60 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following a termination of employment or service. The fair value of each option as of the grant date was $9.60, determined using the Black-Scholes option pricing model and the total expenses of $15 thousand will be expensed over the option vesting periods of three years.
**	Including the grant of 1,250 options to purchase up to 1,250 ordinary shares to the Company’s Chief Executive Officer and Chief Scientific Officer, as approved by the Company’s shareholders on September 26, 2024, with an exercise price of $34.40 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following a termination of employment or service. The fair value of each option as of the grant date was $15.60, determined using the Black-Scholes option pricing model and the total expenses of $19 thousand will be expensed over the option vesting periods of three years.

Options to consultants

The Company’s outstanding options to consultants as of December 31, 2024 were as follows:

Issuance date	In connection with	No. of options issued	Exercise price	No. of options exercisable
2015	Rendered services	1,383	$0.24	1,383
2017	Rendered services	461	$0.24	461
2021	Rendered services	863	$0.24-$180.00	863
2023*	Rendered services	1,250	$43.68	555

*	On April 27, 2023, the Company’s Board of Directors approved the additional grant of options to purchase up to 1,250 ordinary shares to a consultant, with an exercise price of $43.68 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following a termination of services. The fair value of each option as of the grant date was $20.80, determined using the Black-Scholes option pricing model and the total expenses of $26 thousand will be expensed over the option vesting periods of three years.

RSUs to employees and consultants:

In August 2024, the Company’s Board of Directors approved the Company’s Incentive Plan, which provides for the issuance of up to 57,132 ordinary shares of the Company. On December 20, 2024, the Board approved the increase of number of ordinary shares reserved under the Incentive Plan to 141,492.

The Incentive Plan provides for the grant of options, shares, restricted shares or RSUs to employees, non-employee directors, consultants, advisors, or service providers of the Company, as well as employees, non-employee directors, consultants, advisors, or service providers of any affiliate of the Company.

On December 25, 2024, the Board of Directors approved the grant of 131,375 RSUs to employees and consultants, which will be automatically exercised into ordinary shares over a vesting period of between 12 months to 24 months, with the vesting starting on January 1, 2025. The unvested RSUs will expire the termination of employment or service. The fair value of each RSU as of the grant date was $7.12, determined using the 30 days’ market price prior to the grant date, and the total expenses of $934 thousand will be expensed over the option vesting periods.

The share-based compensation expenses are recognized in the following line items in the consolidated statements of comprehensive loss in the years ended:

	December 31
	2024	2023	2022
	U.S. dollars in thousands
Research and development expenses	80	83	180
Sales and marketing expenses	49	61	401
General and administrative expenses	53	97	209
	182	241	790

Equity Warrants to investors and associated with the IPO and follow on fund raising, as of December 31, 2024:

Number of warrants/ options	Issuance date	Exercise price		Exercise ratio	Expiration date	Notes
98,261	September 13, 2022	$160.00		Each warrant is exercisable into 1 ordinary share	5 years following the issuance date	Registered for trading (*)

2,344	September 15, 2022	$424.80		Each warrant is exercisable into 1 ordinary share	5 years following the issuance date	Owned by underwriter
295	September 15, 2022	$338.40		Each warrant is exercisable into 1 ordinary share	10 years following the issuance date	Owned by the legal advisor
205,500	November 27, 2024	$10.00	(**)	Each warrant is exercisable into 1 ordinary share	5 years following the issuance date	Owned by an investor
78,000	November 27, 2024	$0.0004		Each pre funded warrant is exercisable into 1 ordinary share	Until exercised in full	Owned by an investor

(*)	The warrants are exercisable at any time after their original issuance and at any time up to the date that is five years after their original issuance. The warrants will be exercisable, at the option of each holder, in whole or in part by delivering to us a duly executed exercise notice and, at any time a registration statement registering the issuance of the ordinary shares underlying the warrants under the Securities Act of 1933, as amended, is effective and available for the issuance of such shares, by payment in full in immediately available funds for the number of ordinary shares purchased upon such exercise.

The exercise price per whole ordinary share purchasable upon exercise of the warrants $320.00 per share (the “Initial Exercise Price”). The exercise price is subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting ordinary shares and also upon any distributions of assets, including cash, stock or other property to the Company’s shareholders. Subject to certain exemptions outlined in the warrant, for a period until two years from the date of issuance of the warrant, if the Company shall sell, enter into an agreement to sell and subsequently sells, or grant any option to purchase, or sell, enter into an agreement to sell and subsequently sells, or grant any right to reprice, or otherwise dispose of or issue (or announce any offer, sale, grant or any option to purchase or other disposition the subsequently closes) any ordinary shares or convertible security, at an effective price per share less than the exercise price of the warrant then in effect, the exercise price of the warrant shall be reduced to equal the effective price per share in such Dilutive Issuance; provided, however, that in no event shall the exercise price of the warrant be reduced to an exercise price lower than 50% of the Initial Exercise Price. On the date that is 90 calendar days immediately following the initial issuance date of the warrants, the exercise price of the warrants will adjust (the “Reset Price”), provided that such value is less than the exercise price in effect on that date. The Reset Price is equal to the greater of (a) 50% of the Initial Exercise Price of the warrants on the issuance date or (b) 100% of the lowest volume weighted average price per ordinary share occurring on any day between the initial exercise date of the warrants and 90 calendar days following the issuance date of the warrants. The lowest Reset Price is $160.00, which is 50% of the Initial Exercise Price.

(**)	On January 30, 2025, the exercise price of the warrants pursuant to a November 2024 private placement was adjusted to $4.00 per share following the closing of an additional offering.
c.	Loss per share

Loss per share has been calculated using the weighted average number of ordinary shares and pre-funded warrants in issue during the relevant financial periods, the weighted average number of equity shares in issue and profit for the period as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Loss for the period	(7,879)	(7,814)	(6,496)
Total number of ordinary shares and pre-funded warrants	785,464	254,843	188,121
Weighted average number of ordinary shares and pre-funded warrants	325,690	202,515	153,465
Basic and diluted loss per share	(24.2)	(38.4)	(42.4)